Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Noncontrolling Interests (Details)	Dec. 31, 2023	Dec. 31, 2022
Entities 1-3
Noncontrolling Interest [Line Items]
Noncontrolling Interest	99.00%
Company Ownership	1.00%
Total	1
Entity 4
Noncontrolling Interest [Line Items]
Noncontrolling Interest	95.00%
Company Ownership	5.00%
Total	1
Entity 5
Noncontrolling Interest [Line Items]
Noncontrolling Interest	77.00%	75.00%
Company Ownership	23.00%	25.00%
Total	1	1
Entity 6
Noncontrolling Interest [Line Items]
Noncontrolling Interest	75.00%	68.00%
Company Ownership	25.00%	32.00%
Total	1	1
Entity 7
Noncontrolling Interest [Line Items]
Noncontrolling Interest	70.00%	67.00%
Company Ownership	30.00%	33.00%
Total	1	1
Entity 8
Noncontrolling Interest [Line Items]
Noncontrolling Interest	68.00%
Company Ownership	32.00%
Total	1
Entity 9
Noncontrolling Interest [Line Items]
Noncontrolling Interest	67.00%
Company Ownership	33.00%
Total	1
Entity 10
Noncontrolling Interest [Line Items]
Noncontrolling Interest	58.00%
Company Ownership	42.00%
Total	1
Entity 11
Noncontrolling Interest [Line Items]
Noncontrolling Interest	52.00%
Company Ownership	48.00%
Total	1
Entities 1-4
Noncontrolling Interest [Line Items]
Noncontrolling Interest		99.00%
Company Ownership		1.00%
Total		1
Entities 8-9
Noncontrolling Interest [Line Items]
Noncontrolling Interest		58.00%
Company Ownership		42.00%
Total		1
Entities 10-22
Noncontrolling Interest [Line Items]
Noncontrolling Interest		52.00%
Company Ownership		48.00%
Total		1